INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2017	2016

Raw materials	$27,856	$24,306
Work-in-progress	4,680	1,348
Finished goods	100,404	75,820

	$132,940	$101,474